Western Asset SMASh Series EC Fund
Western Asset SMASh Series EC Fund (“SMASh Series EC Fund”)
Investment objective
The fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Shareholders should be aware that, as shown under “Management fees” in the table below, the fund pays no fees under its management and advisory agreements to the fund’s manager and subadviser. However, all fund shareholders are participants in separately managed account programs and pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the fund’s subadviser or an affiliate of the subadviser, the subadviser or that affiliate typically receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the fund. In certain cases, a program participant will pay a fee for investment advice directly to the subadviser or an affiliate in its capacity as manager, adviser or subadviser to the participant’s managed account.

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	Western Asset SMASh Series EC Fund SMASh Series EC Fund
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Western Asset SMASh Series EC Fund SMASh Series EC Fund
Management fees	[1]	none
Distribution and service (12b-1) fees		none
Other expenses		0.24%
Total annual fund operating expenses		0.24%
Expense reimbursement	[2]	(0.24%)
Total annual fund operating expenses after reimbursing expenses		none
[1]	Neither the fund's manager nor the fund's subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund's manager and the fund's subadviser will be compensated directly or indirectly by separately managed account program sponsors.
[2]	The manager has agreed to reimburse 100% of the fund's operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses). This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees' consent.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Western Asset SMASh Series EC Fund SMASh Series EC Fund	none	27	85	257

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Western Asset SMASh Series EC Fund SMASh Series EC Fund	none	27	85	257

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal investment strategies
The fund has a flexible investment strategy and invests in a variety of securities and instruments and uses a variety of investment techniques in pursuing its objective. Under normal market conditions, the fund expects to invest primarily in any combination of U.S. dollar denominated and non-U.S. dollar denominated debt obligations (including loans and loan participations) of both U.S. and non-U.S. issuers (including emerging market issuers) and in derivatives and other instruments relating to such investments. The fund may at times invest in the securities of issuers located in only one country or in a relatively small number of countries, including in any emerging market country or countries. Currently the fund does not contemplate investing 25% or more of its assets in a single country or a small number of countries, except in the United States or Mexico. The subadviser may invest a significant portion of the fund’s assets in various industry sectors, to the extent consistent with the fund’s fundamental investment restrictions.

In purchasing debt obligations for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the fund’s investments from time to time.

The fund may invest without limit in both investment grade (that is, rated in the Baa/BBB categories or above, or, if unrated, determined to be of comparable quality by the subadviser) and below investment grade securities rated in the C category or above or unrated securities determined to be of comparable quality by the subadviser. Below investment grade debt obligations are sometimes referred to as “junk bonds” or “high yield securities.” The fund may invest without limit in loans, loan participations and fixed income securities that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate or another generally recognized base lending rate. The fund may also invest in structured notes, including total return swaps and credit-linked notes. The values of structured notes are linked to reference instruments, including currencies, other securities, interest rates, commodities, indices or other financial indicators, and a structured note’s interest rate or principal amount payable at maturity may vary based on changes in one or more reference instruments.

Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, interest rate swaps, credit default swaps and options on credit default swaps, foreign currency futures, forwards and options, and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuers or to be used as a hedging technique. The fund may use one or more types of these instruments without limit. For additional information regarding derivatives, see “More on the funds’ investment strategies, investments and risks—Derivatives” in this Prospectus.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

The fund may borrow money to increase portfolio holdings, to the extent consistent with the fund’s fundamental investment restrictions.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments and emerging market risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if an expense reimbursement agreement is changed or terminated.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. Sales charges do not apply to purchases of fund shares by managed account program participants, but (as discussed above), managed account program participants pay fees to program sponsors for the costs and expenses of such programs.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (06/30/2009): 22.37 Worst Quarter (12/31/2008): (11.63)
Average annual total returns (%) (for periods ended December 31, 2013)
Average Annual Total Returns Western Asset SMASh Series EC Fund	1 year	5 years	Since inception	Inception date
SMASh Series EC Fund	7.20%	17.42%	8.37%	Dec. 27, 2006
SMASh Series EC Fund Return after taxes on distributions	4.07%	13.72%	4.86%
SMASh Series EC Fund Return after taxes on distributions and sale of fund shares	4.04%	12.34%	4.94%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.88%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.